Provisions for legal proceedings	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Provisions for legal proceedings
27.	Provisions for legal proceedings

27.1.	Provisions for legal proceedings, judicial deposits and contingent liabilities

The Company recognizes provisions based on the best estimate of the costs of proceedings for which it is probable that an outflow of resources embodying economic benefits will be required and that can be reliably estimated. These proceedings mainly include:

•

Labor claims, in particular: (i) opt-out claims related to a review of the methodology by which the minimum compensation based on an employee’s position and work schedule (Remuneração Mínima por Nível e Regime—RMNR) is calculated; (ii) lawsuits relating to overtime pay and (iii) actions of outsourced employees;

•	Tax claims including: (i) claims relating to Brazilian federal tax credits applied that were disallowed; and (ii) alleged misappropriation of VAT (ICMS) tax credits;

•

Civil claims relating to: (i) agreement to settle the Consolidated Securities Class Action before the United States District Court for the Southern District of New York; (ii) collection of royalties over the shale extraction; (iii) non-compliance with contractual terms relating to oil platform construction; (iv) compensation relating to an easement over a property; (v) collection of production taxes over natural gas production; (vi) penalties applied by ANP relating to measurement systems; and (vii) the arbitrations in Brazil involving the company Sete Brasil.

•	Environmental claims, mainly arising from the Conduct Adjustment Declaration (“TAC”) to close the public civil action requesting the environmental licensing of Comperj.

Provisions for legal proceedings are set out as follows:

	06.30.2019	12.31.2018
Current and Non-current liabilities
Labor claims	990	1,093
Tax claims	579	491
Civil claims	4,041	5,710
Environmental claims	333	111

Total	5,943	7,405

Current liabilities	2,962	3,394
Non-current liabilities	2,981	4,096

	Jan-Jun/ 2019	Jan-Dec/ 2018
Opening Balance	7,405	7,026
Additions, net of reversals	769	1,325
Use of provision	(2,031)	(650)
Accruals and charges	45	736
Transfer to assets held for sale	(275)	—
Others	(11)	95
Cumulative translation adjustment	41	(1,127)

Closing Balance	5,943	7,405

In preparing its consolidated financial statements for the first half of 2019, the Company considered all available information concerning legal proceedings in which the Company is a defendant, in order to estimate the amounts of obligations and probability that outflows of resources will be required.

The main additions to provisions for legal proceedings in the first half of 2019 relate to (i) the arbitrations in Brazil involving the company Sete Brasil, in the amount of US$ 365, (ii) the TAC to close the public civil action requesting the environmental licensing of Comperj, in the amount of US$ 208, and (iii) ICMS debts under the ICMS Agreement 7/2019 in the states of Bahia and Ceará, in the amount of US$ 94.

27.2.	Judicial deposits

Judicial deposits made in connection with legal proceedings are set out in the table below according to the nature of the corresponding lawsuits:

	06.30.2019	12.31.2018
Non-current assets
Tax	5,297	4,563
Labor	1,174	1,161
Civil	925	823
Environmental	165	160
Others	6	4

Total	7,567	6,711

	06.30.2019	12.31.2018
Opening Balance	6,711	5,582
Additions	1,072	1,883
Use	(115)	(86)
Accruals and charges	146	294
Others	—	26
Transfer to assets held for sale	(313)	—
Cumulative translation adjustment	66	(988)

Closing Balance	7,567	6,711

27.3.	Contingent liabilities

The estimates of contingent liabilities for legal proceedings are indexed to inflation and updated by applicable interest rates. As of June 30, 2019, estimated contingent liabilities for which the possibility of loss is not considered remote are set out in the following table:

Nature	06.30.2019	12.31.2018
Tax	36,276	37,290
Labor	9,345	8,619
Civil—General	6,383	6,539
Civil—Environmental	3,280	4,221

Total	55,284	56,669

A brief description of the nature of the main contingent liabilities (tax, civil, environmental and labor) is set out below:

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Tax matters comprising: i) withholding income tax (IRRF), Contribution of Intervention in the Economic Domain (CIDE), Social Integration Program (PIS) and Contribution to Social Security Financing (COFINS) on remittances for payments of vessel charters; (ii) income from foreign subsidiaries and associates located outside Brazil not included in the computation of taxable income (IRPJ and CSLL); (iii) requests to compensate federal taxes disallowed by the Brazilian Federal Tax Authority; and (iv) collection and crediting of ICMS in internal consumption operations of bunker oil and oil by several states;

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Labor matters comprising mainly actions requiring a review of the methodology by which the minimum compensation based on an employee’s position and work schedule (Remuneração Mínima por Nível e Regime—RMNR) is calculated;

•

Civil matters comprising: (i) arbitrations in Brazil and lawsuit in the USA regarding Sete Brasil; and (ii) administrative proceedings challenging an ANP order requiring Petrobras to pay additional special participation fees and royalties (production taxes) with respect to several fields;

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Environmental matters comprising: (i) four public civil actions filed by the Public Prosecutor’s Office of the State of Rio de Janeiro against Petrobras, the State Environmental Institute—INEA and Rio de Janeiro State, requesting proof of compliance with regulation relating to the environmental licensing of COMPERJ, complementation of technical research, as well as compensation for collective material and moral damages.

In the first half of 2019, the main changes in the balance of contingent liabilities are related to:

(i)	a US$ 2,792 reduction relating to BR contingencies, after the follow-on of this company, as set out in note 7;

(ii)

a US$ 1,226 reduction due to the TAC to close the public civil action requesting the environmental licensing of Comperj, of which US$ 208 transferred to provision for legal proceedings, and the remaining balance had its likelihood of outflow of resources considered remote;

(iii)	a US$ 470 reduction regarding the ICMS Agreement 7/2019 in the states of Bahia and Ceará, resulting in a US$ 94 provision;

(iv)

a US$ 372 reduction due to a dispute involving the limit of standby work and period for rest between workdays, which was deemed remote in the first quarter of 2019 following a favorable decision from the Superior Labor Court (Tribunal Superior do Trabalho—TST);

(v)	a US$ 365 reduction due to the provision for arbitral litigations in Brazil involving the company Sete Brasil;

(vi)	an increase due to the balance update by applicable interest rates;

(vii)

a US$ 287 increase due to a dispute relating to the compensation for costs incurred in charter contracts of two drill ships, for which the possibility of outflow of resources was previously deemed remote.

27.4.	Tax amnesty programs – Agreement ICMS 7/2019

On March 15, 2019, the Brazilian National Council of Finance Policies (CONFAZ) released the ICMS Agreement 7/2019, authorizing the states to establish a partial tax remission program and the reduction of interest and fines related to ICMS debts arising from disallowances of tax credits in the refining activity, and to implement the presumed tax credit system.

The rules for redemption and reduction, as well as the system of presumed ICMS credit, were implemented by the states of Bahia and Ceará in the second quarter of 2019. In this context, the Company evaluated that adherence to the programs aiming at terminating US$ 470 contingent liabilities for US$ 94 represent an economic benefit, since the continuation of discussions would imply higher financial effort.

The states of Pernambuco, Paraná, Rio de Janeiro, Rio Grande do Norte, Rio Grande do Sul, and São Paulo are also authorized to implement rules in their legal system, but the program has not yet been implemented.

27.5.	Class action and related proceedings

27.5.1.	Class action and related proceedings in the USA

Under the Class Action Settlement, Petrobras (together with its subsidiary PGF) has agreed to pay US$ 2,950 to resolve claims in two installments of US$ 983 and a further installment of US$ 984. Accordingly, the Company charged US$ 3,449 to its statement of income for the last quarter of 2017 as other income and expenses, taking into account the gross up of tax related to Petrobras’s portion of the settlement. The three installments were deposited on March 1, 2018, July 2, 2018 and January 15, 2019 into an escrow account designated by the lead plaintiff and accounted for as other current assets. Certain objectors have appealed the District Court’s final decision to approve the Class Action Settlement, and one such appeal remains pending.

Additionally, during the first half of 2019, there was no other event that modified the evaluation and judgment of this action.

27.5.2.	Class action in the Netherlands and arbitration in Argentina

During the first half of 2019, there were no events that modified the assessment and judgment of the collective action in the Netherlands.

Regarding the arbitration in Argentina, the General Arbitration Court of the Buenos Aires Stock Exchange (“Arbitral Tribunal”) acknowledged the withdrawal of the arbitration filed against the Company (and other individuals and companies) by Finance Consumers Civil Association for its Defense (Consumidores Financieros Asociación Civil para su Defensa—“Association”).

The Argentine Arbitral Tribunal understood that the Association withdrew from the arbitration because it had not paid the arbitration fee within the established period. The Association appealed to the Argentine Judiciary against this decision.

27.5.3.	Arbitrations in Brazil

The Commitment Assumption Agreement signed with the Brazilian Federal Prosecutor’s Office remains suspended, due to a decision of the Brazilian Federal Supreme Court on March 15, 2019. By this moment, the Company is prevented from using half of the amount of US$ 683 paid on January 30, 2019 to the Brazilian authorities, as provided for in the agreement, in the event of any convictions in these arbitrations.